30. OPERATING COSTS AND EXPENSES (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of construction cost [abstract]
Personnel and managers	R$ 85	R$ 70	R$ 36
Materials	595	379	550
Outsourced services	421	364	406
Others	99	84	127
Construction cost	R$ 1,200	R$ 897	R$ 1,119